Supplement dated May 1, 2018
to the
America's marketFLEX Annuity prospectus dated May 1, 2016
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are added to the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
•	Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
•	Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
•	Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either: 1) shares of a current underlying mutual fund are no longer available for investment; or 2) further investment in an underlying mutual fund is inappropriate. Nationwide will not substitute shares of any underlying mutual fund in which the sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected contract owners will be notified in the event there is a substitution, elimination, or combination of shares. The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life Insurance Company and Nationwide Investment Services Corporation, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.31%	4.04%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated
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financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the variable account.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
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ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
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Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (formerly, Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
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Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (formerly, MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class)
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 25, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
PROS-2018-003

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
PROS-2018-003

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PROS-2018-003

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
ProFunds - ProFund VP Bear
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
PROS-2018-003

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
PROS-2018-003

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
ProFunds - ProFund VP Rising Rates Opportunity
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
ProFunds - ProFund VP Short Emerging Markets
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
ProFunds - ProFund VP Short International
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
ProFunds - ProFund VP Short NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
PROS-2018-003

ProFunds - ProFund VP U.S. Government Plus
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
ProFunds - ProFund VP UltraNASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
ProFunds - ProFund VP UltraShort NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
PROS-2018-003

Rydex Variable Trust - Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Rydex Variable Trust - Europe 1.25x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
PROS-2018-003

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Rydex Variable Trust - Japan 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
PROS-2018-003

Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Rydex Variable Trust - S&P 500 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
PROS-2018-003

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
PROS-2018-003